As filed with the Securities and Exchange Commission on October 31, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-3627

Greenspring Fund, Incorporated
(Exact name of registrant as specified in charter)

2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
(Address of principal executive offices) (Zip code)

Mr. Charles vK. Carlson, President
2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
(Name and address of agent for service)

(410) 823-5353
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  September 30, 2012

Item 1. Schedule of Investments.
Greenspring Fund, Incorporated
SCHEDULE OF INVESTMENTS at September 30, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 46.5%
Business Software and Services: 1.9%
514,224	CA, Inc.	$13,248,981
Commercial Banks & Thrifts: 3.0%
44,774	American National Bankshares, Inc.	1,011,445
109,287	BCSB Bancorp, Inc.*	1,454,063
138,897	Cardinal Financial Corp.	1,986,227
65,389	Chicopee Bancorp, Inc.*	944,871
3,100	Clifton Savings Bancorp, Inc.	34,100
279,112	ESSA Bancorp, Inc.	2,899,974
47,542	First Connecticut Bancorp, Inc.	642,292
5,382	Hampden Bancorp, Inc.	68,082
53,165	Heritage Financial Group, Inc.	698,588
42,897	Middleburg Financial Corp.	761,851
52,900	OceanFirst Financial Corp.	776,043
137,797	OmniAmerican Bancorp, Inc.*	3,132,126
103,203	Shore Bancshares, Inc.	621,282
589,083	Southern National Bancorp of Virginia º	4,712,664
70,439	Westfield Financial, Inc.	527,588
		20,271,196
Communications Equipment: 5.2%
1,064,734	Cisco Systems, Inc.	20,325,772
3,383,952	Harmonic, Inc.*	15,363,142
		35,688,914
Construction & Engineering: 5.7%
339,375	EMCOR Group, Inc.	9,685,762
578,758	MasTec, Inc.*	11,401,533
647,305	Michael Baker Corp.* º	15,444,697
137,200	MYR Group, Inc.*	2,737,140
		39,269,132
Electrical Equipment and Instruments: 0.4%
17,400	Emerson Electric Co.	839,898
238,862	GSI Group, Inc.*#	2,128,260
		2,968,158
Healthcare: 1.5%
1,095,989	BioScrip, Inc.*	9,984,460
Insurance: 6.6%
496,992	Assurant, Inc.	18,537,802
364,897	PartnerRe, Ltd.#	27,104,549
		45,642,351
Internet Software & Services: 3.1%
650,580	j2 Global, Inc.	21,352,036
Machinery: 0.1%
20,000	Pentair, Inc.	890,200
Management Consulting: 2.9%
748,688	FTI Consulting, Inc.*	19,974,996
Oil & Gas Equipment & Services: 0.3%
314,014	Newpark Resources, Inc.*	2,326,844
Oil & Gas Exploration & Production: 6.5%
5,626	ConocoPhillips	321,695
171,359	Energen Corp.	8,980,925
61,905	EOG Resources, Inc.	6,936,455
1,309,166	GMX Resources, Inc.*	1,047,333
2,813	Phillips 66	130,439
375,296	Rosetta Resources, Inc.*	17,976,678
276,575	Suncor Energy, Inc.#	9,085,489
		44,479,014
Semiconductors & Semiconductor Equipment: 1.6%
1,697,822	ON Semiconductor Corp.*	10,475,562
34,093	Rudolph Technologies, Inc.*	357,976
		10,833,538
Telecommunications: 1.2%
276,426	Lumos Networks Corp.	2,172,708
333,505	NTELOS Holdings Corp.	5,792,982
		7,965,690
Truck Dealerships: 1.3%
219,105	Rush Enterprises, Inc. - Class A*	4,219,962
295,798	Rush Enterprises, Inc. - Class B*	4,972,365
		9,192,327
Utilities: 2.2%
516,918	PPL Corp.	15,016,468
Waste Management Services: 3.0%
737,658	Republic Services, Inc.	20,292,972
TOTAL COMMON STOCKS
(cost $268,084,943)		319,397,277

Principal		Value
CONVERTIBLE BONDS: 16.0%
Communications Equipment Manufacturing: 4.3%
$29,971,000	Alcatel-Lucent, Inc., 2.875%, 6/15/25	$29,521,435
Educational: 2.3%
23,182,000	School Specialty, Inc., 3.750%, 11/30/26	15,401,541

Entertainment: 1.2%
8,375,000	Live Nation Entertainment, Inc., 2.875%, 7/15/27	8,259,844
Internet Software & Services: 0.8%
5,946,000	Digital River, Inc., 2.000%, 11/1/30	5,708,160
Medical Equipment: 1.4%
9,797,000	Hologic, Inc., 2.000%, 12/15/37	9,766,384
Oil & Gas Exploration & Production: 0.4%
2,609,000	Bill Barrett Corp., 5.000%, 3/15/28	2,623,676
Retail Stores: 2.9%
21,550,000	RadioShack Corp., 2.500%, 8/1/13 - 144A	19,933,750
Semiconductors & Semiconductor Equipment: 2.1%
14,447,000	Rambus, Inc., 5.000%, 6/15/14	14,555,352
Telecommunications: 0.1%
657,000	Cogent Communications Group, Inc., 1.000%, 6/15/27	631,541
Transportation Equipment Manufacturing: 0.5%
3,602,000	The Greenbrier Companies, Inc., 2.375%, 5/15/26	3,570,483
TOTAL CONVERTIBLE BONDS
(cost $113,943,231)		109,972,166
CORPORATE BONDS: 28.1%
Automotive Parts: 0.6%
3,965,000	TRW Automotive, Inc., 8.875%, 12/1/17 - 144A	4,391,238
Chemicals: 0.5%
3,075,000	American Pacific Corp., 9.000%, 2/1/15	3,160,946
Coal Producers: 0.5%
3,069,000	CONSOL Energy, Inc., 8.000%, 4/1/17	3,222,450
Construction & Engineering: 2.0%
13,225,000	MasTec, Inc., 7.625%, 2/1/17	13,754,000
Consumer Goods: 3.7%
7,351,000	Hanesbrands, Inc., 4.113%, 12/15/14	7,355,668
8,684,000	The Scotts Miracle-Gro Co., 7.250%, 1/15/18	9,357,010
7,738,000	TreeHouse Foods, Inc., 7.750%, 3/1/18	8,473,110
		25,185,788
Electrical Equipment and Instruments: 1.3%
8,635,000	Wesco Distribution, Inc., 7.500%, 10/15/17	8,829,287
Healthcare: 1.5%
9,602,000	BioScrip, Inc., 10.250%, 10/1/15	10,394,165
Medical Equipment: 0.0%
325,000	Angiotech Pharmaceuticals, 9.000%, 12/1/16 #	327,844
Oil & Gas Exploration & Production: 11.1%
2,472,000	Bill Barrett Corp., 9.875%, 7/15/16	2,731,560
5,829,000	McMoRan Exploration Co., 11.875%, 11/15/14	6,164,167
15,667,000	PetroQuest Energy, Inc., 10.000%, 9/1/17	16,215,345
8,971,000	Quicksilver Resources, Inc., 8.250%, 8/1/15	8,589,733
100,000	Quicksilver Resources, Inc., 7.125%, 4/1/16	86,000
11,789,000	Range Resources Corp., 7.500%, 10/1/17	12,290,032
17,846,000	Rosetta Resources, Inc., 9.500%, 4/15/18	19,809,060
10,212,000	Stone Energy Corp., 6.750%, 12/15/14	10,275,825
		76,161,722
Publishing: 0.1%
817,000	Gannett Co, Inc., 9.375%, 11/15/17	925,253
Pulp & Paper: 0.9%
5,164,000	Resolute Forest Products, Inc., 10.250%, 10/15/18	5,899,870
Retail Stores: 1.1%
7,636,000	Albertsons, Inc., 7.250%, 5/1/13	7,788,720
Satellite Imagery Services: 1.3%
7,738,000	GeoEye, Inc., 9.625%, 10/1/15	8,666,560
Telecommunications: 0.3%
2,074,823	CCH II LLC, 13.500%, 11/30/16	2,256,370
Transportation Equipment Manufacturing: 0.4%
2,688,000	Westinghouse Air Brake Technologies Corp., 6.875%, 7/31/13	2,782,080
Wood Product Manufacturing: 2.8%
17,308,000	Leucadia National Corp., 7.000%, 8/15/13	18,065,225
1,158,000	Leucadia National Corp., 7.750%, 8/15/13	1,215,900
		19,281,125
TOTAL CORPORATE BONDS
(cost $190,052,047)		193,027,418
Shares		Value
SHORT-TERM INVESTMENTS: 8.5%
Money Market Instruments^
27,000,000	AIM Liquid Assets, 0.170%	$27,000,000
27,000,000	AIM STIC Prime Portfolio, 0.080%	27,000,000
4,186,272	Fidelity Money Market Portfolio, 0.160%	4,186,272
TOTAL SHORT-TERM INVESTMENTS
(cost $58,186,272)		58,186,272
TOTAL INVESTMENTS IN SECURITIES
(cost $630,266,493): 99.1%		680,583,133
Other Assets and Liabilities 0.9%		5,904,667
NET ASSETS: 100.0%		$686,487,800

*	Non-income producing security.
º
A company is considered to be an affiliate of the Fund under the 1940 Act if the Fund's holdings of that company represent 5% or more of the outstanding voting securities of the company.  Transactions with companies that are or were affiliates during the nine months ended September 30, 2012 are as follows:

Issuer	Beginning Cost	Purchase Cost	Sales Cost	Ending Cost	Dividend Income	Shares	Value

Michael Baker Corp.	$16,353,157	$64,682	$-	$16,417,839	$-	647,305	$15,444,697
Southern National Bancorp of Virginia	4,167,109	-	-	4,167,109	32,400	589,083	4,712,664

#	U.S. security of foreign issuer.
144A
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities have been deemed to be liquid by the Fund's adviser under the supervision of the Board of Directors.  As of September 30, 2012, the value of  these investments was $24,324,988, or 3.5% of total net assets.

^	Rate shown is the 7-day effective yield at September 30, 2012.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows+:

Cost of investments	$637,333,450
Gross unrealized appreciation	84,981,434
Gross unrealized depreciation	(41,731,751)
Net unrealized appreciation	$43,249,683

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements in the Fund's most recent annual report.

Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the security, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the security, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the security, and which would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2012:

		Significant
	Quoted Prices	Other	Significant	Carrying
	in Active	Observable	Unobservable	Value at
	Markets	Inputs	Inputs	September 30, 2012
	Level 1	Level 2	Level 3	Total

Common Stocks	$319,397,277	$-	$-	$319,397,277
Convertible Bonds	-	109,972,166	-	109,972,166
Corporate Bonds	-	193,027,418	-	193,027,418
Short-Term Investment	58,186,272	-	-	58,186,272

Total	$377,583,549	$302,999,584	$-	$680,583,133

Transfers between levels are recognized at the end of the reporting period. During the period ended September 30, 2012, the Fund recognized no transfers between valuation levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Greenspring Fund, Incorporated

By (Signature and Title) /s/ Charles vK. Carlson
                                           Charles vK. Carlson, Chief Executive Officer

Date  October 31, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Charles vK. Carlson
                                             Charles vK. Carlson, Chief Executive Officer

Date  October 31, 2012

By (Signature and Title)* /s/ Michael J. Fusting
                                             Michael J. Fusting, Chief Financial Officer

Date  October 31, 2012

* Print the name and title of each signing officer under his or her signature.